Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (18,302,000)	$ (23,337,000)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	4,842,000	4,197,000
Stock-based compensation	3,760,000	1,986,000
Amortization of operating lease right-of-use assets	1,673,000
Non-cash interest and other (income) expense related to debt and note receivable agreements	4,000	(108,000)
Provision for excess and obsolete inventory	169,000	576,000
Loss on disposal and impairment of property and equipment	782,000	686,000
Change in fair value of embedded derivative	62,000	18,000
Equity method losses in Optera Therapeutics Corp.	806,000	755,000
Net loss on dissolution of Optera Therapeutics Corp.	236,000
Changes in operating assets and liabilities:
Trade accounts receivable	2,389,000	(6,973,000)
Inventory	(4,019,000)	212,000
Prepaid expenses and other current assets	(4,079,000)	(1,161,000)
Trade accounts payable	494,000	1,146,000
Deferred revenue	1,634,000	7,545,000
Accrued expenses and other current liabilities	782,000	947,000
Operating lease liabilities	(1,766,000)
Other non-current liabilities		(24,000)
Net cash used in operating activities	(10,533,000)	(13,535,000)
Cash flows from investing activities:
Purchase of property and equipment	(8,423,000)	(7,418,000)
Issuance of notes receivable	(1,000,000)	(1,000,000)
Collection of notes receivable	350,000
Net cash used in investing activities	(9,073,000)	(8,418,000)
Cash flows from financing activities:
Net proceeds from issuance of preferred stock		94,797,000
Proceeds from notes payable		20,000,000
Principal payments on notes payable		(19,132,000)
Debt issuance costs		(273,000)
Proceeds from issuance of common stock upon exercise of stock options	606,000	165,000
Proceeds from issuance of common stock upon early exercise of stock options	416,000
Net cash provided by financing activities	1,022,000	95,557,000
Net increase (decrease) in cash and cash equivalents and restricted cash	(18,584,000)	73,604,000
Cash and cash equivalents and restricted cash at beginning of period	99,887,000	26,283,000
Cash and cash equivalents and restricted cash at end of period	$ 81,303,000	$ 99,887,000